Related parties (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Base salary		R$ 78,123	R$ 45,332	R$ 104,915
Variable compensation			6,995	11,175
Stock option plan		16,029	10,110	14,962
Total compensation		R$ 94,152	R$ 62,437	R$ 131,052
Percent share-based payment over the total compensation		1700.00%	16.20%	11.40%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Base salary	[1]	R$ 48,323	R$ 26,884	R$ 67,716
Variable compensation	[1]
Stock option plan	[1]	13,646	6,908	4,056
Total compensation	[1]	61,969	33,792	71,772
Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Base salary		29,368	18,016	36,868
Variable compensation			6,995	11,175
Stock option plan		2,383	3,202	10,906
Total compensation		31,751	28,213	58,949
Fiscal Council [Member]
IfrsStatementLineItems [Line Items]
Base salary		432	432	331
Variable compensation
Stock option plan
Total compensation		R$ 432	R$ 432	R$ 331

[1]	Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).